Contingent Liabilities	12 Months Ended
Mar. 31, 2018
Contingent Liabilities
Contingent Liabilities

34	CONTINGENT LIABILITIES

1.	In Fiscal 2015 and Fiscal 2016 Eros received show causes assessment order from the Commissioner of Service Tax (India) levying an amount aggregating to $61,000 (including interest and penalty of $30,000) for the period April 1, 2009 to March 31, 2015 on account of service tax arising on temporary transfer of copyright services and certain other related matters. The Company has filed an appeal against the said order before the authorities. Considering the facts and nature of levies and the ad-interim protection for service tax levy for a certain period granted by the Honourable High Court of Mumbai, the Group expects that the final outcome of this matter will be favorable. There is no further update on this matter as preliminary hearing is yet to begin. Accordingly, based on the assessment made after taking appropriate legal advice, no additional liability has been recorded in Group’s consolidated financial statements.

2.	In Fiscal 2015, Eros received several assessment orders and demand notices from value added tax and sales tax authorities in India for the payment of amounts aggregating to $3,000 (including interest and penalties) for certain fiscal years between April 1, 2005 and March 31, 2011. Eros has appealed against each of these orders, and such appeals are pending before relevant tax authorities. Though there uncertainties are inherent in the final outcome of these matters, the Company believes, based on assessment made after taking legal advice, that the final outcome of the matters will be favourable. Accordingly, no additional liability has been recorded in Group’s consolidated financial statements.

3.	Beginning on November 13, 2015, Eros International Plc was named a defendant in five substantially similar putative class action lawsuits filed in federal court in New Jersey and New York by purported shareholders of the Company. The three actions in New Jersey were consolidated, and, on May 17, 2016, were transferred to the United States District Court for the Southern District of New York where they were then consolidated with the other two actions on May 27, 2016. In general, the plaintiffs allege that the Company, and in some cases also Company’s management, violated federal securities laws by overstating Company’s financial and business results, enriching the Company’s controlling owners at the expense of other stockholders, and engaging in improper accounting practices. On April 5, 2016, a lead plaintiff and lead counsel were appointed in the now consolidated New York action. A single consolidated complaint was filed on July 14, 2016 and amended on October 10, 2016. The Plaintiffs have alleged that the Company and certain individual defendants — Kishore Lulla, Jyoti Deshpande, Andrew Heffernan, and Prem Parameswaran — have violated the federal securities laws, specifically Sections 10(b) and 20(a) of the Exchange Act. The amended consolidated complaint has narrowed in scope significantly and does not assert certain claims that had been asserted in prior complaints, including (i) claims arising under Sections 11 and 15 of the Securities Act, (ii) accounting and GAAP allegations, and (iii) claims against certain individual defendants, who are not now named defendants. The remaining claims are primarily focused on whether the Company and individual defendants made material misrepresentations concerning the Company’s film library and materially misstated the usage and functionality of Eros Now. The Company’s most recent motion to dismiss the amended consolidated complaint was filed on November 11, 2016 and its reply brief was filed on January 6, 2017. The Court has not scheduled oral argument or indicated when it will rule on this motion. Given the uncertainty inherent in these matters, based on assessment made after taking appropriate legal advice, the Company does not believe that the ultimate outcome of this matter will be unfavourable. Accordingly, no liability has been recorded in Group’s consolidated financial statements.

4.	From time to time, Eros is involved in legal proceedings arising in the ordinary course of its business, typically intellectual property litigation and infringement claims related to the Group’s feature films and other commercial activities, which could cause it to incur expenses or prevent it from releasing a film. While the resolution of these matters cannot be predicted with certainty, the Group does not believe, based on current knowledge or information available, that any existing legal proceedings or claims are likely to have a material and adverse effect on its financial position, results of operations or cash flows.

There were no other material ongoing litigations at March 31, 2018 and March 31, 2017.